Distribution Date:	08/17/26	UBS Commercial Mortgage Trust 2017-C2
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2017-C2

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	UBS Commercial Mortgage Securitization Corp.
Certificate Factor Detail	3		Nicholas Galeone		nicholas.galeone@ubs.com
Certificate Interest Reconciliation Detail	4		11 Madison Avenue, 8th Floor | New York, NY 10010 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Midland Loan Services, a Division of PNC Bank, National
			Association
Mortgage Loan Detail (Part 1)	13-14		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Mortgage Loan Detail (Part 2)	15-16		10851 Mastin Street, Suite 300 | Overland Park, KS 66210 | United States
Principal Prepayment Detail	17	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Historical Detail	18
			David Rodgers	(212) 230-9025
Delinquency Loan Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Collateral Stratification and Historical Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	21		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@computershare.com
Modified Loan Detail	23-24		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	25	Directing Certificateholder	KKR Real Estate Credit Opportunity Partners Aggregator I L.P.
Historical Bond / Collateral Loss Reconciliation Detail	26		-
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	90276CAA9	2.008000%	34,851,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	90276CAB7	3.032000%	77,613,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	90276CAC5	3.264000%	46,089,000.00	1,994,216.26	995,896.41	5,424.27	0.00	0.00	1,001,320.68	998,319.85	43.97%	30.00%
A-3	90276CAD3	3.225000%	210,000,000.00	73,161,444.11	2,225,978.42	196,621.38	0.00	0.00	2,422,599.80	70,935,465.69	43.97%	30.00%
A-4	90276CAE1	3.487000%	260,524,000.00	260,524,000.00	0.00	757,039.32	0.00	0.00	757,039.32	260,524,000.00	43.97%	30.00%
A-S	90276CAH4	3.740000%	103,348,000.00	103,348,000.00	0.00	322,101.27	0.00	0.00	322,101.27	103,348,000.00	26.55%	18.50%
B	90276CAJ0	3.993000%	39,317,000.00	39,317,000.00	0.00	130,827.32	0.00	0.00	130,827.32	39,317,000.00	19.93%	14.13%
C	90276CAK7	4.295000%	32,667,000.00	32,667,000.00	0.00	116,920.64	0.00	0.00	116,920.64	32,667,000.00	14.42%	10.49%
D-RR	90276CAM3	4.586390%	14,514,000.00	14,514,000.00	0.00	55,472.39	0.00	0.00	55,472.39	14,514,000.00	11.97%	8.88%
E-RR	90276CAP6	4.586390%	8,987,000.00	8,987,000.00	0.00	34,348.24	0.00	0.00	34,348.24	8,987,000.00	10.46%	7.88%
F-RR	90276CAR2	4.586390%	16,850,000.00	16,850,000.00	0.00	64,400.56	0.00	0.00	64,400.56	16,850,000.00	7.62%	6.00%
G-RR	90276CAT8	4.586390%	16,850,000.00	16,850,000.00	0.00	64,400.56	0.00	0.00	64,400.56	16,850,000.00	4.78%	4.13%
H-RR	90276CAV3	4.586390%	8,987,000.00	8,987,000.00	0.00	34,348.24	0.00	0.00	34,348.24	8,987,000.00	3.27%	3.13%
NR-RR*	90276CAX9	4.586390%	28,084,591.00	19,378,943.90	0.00	67,383.37	0.00	0.00	67,383.37	19,378,943.90	0.00%	0.00%
Z	90276CAZ4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	90276CBA8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			898,681,591.00	596,578,604.27	3,221,874.83	1,849,287.56	0.00	0.00	5,071,162.39	593,356,729.44

X-A	90276CAF8	1.157818%	629,077,000.00	335,679,660.37	0.00	323,879.97	0.00	0.00	323,879.97	332,457,785.54
X-B	90276CAG6	0.686252%	175,332,000.00	175,332,000.00	0.00	100,268.26	0.00	0.00	100,268.26	175,332,000.00
Notional SubTotal			804,409,000.00	511,011,660.37	0.00	424,148.23	0.00	0.00	424,148.23	507,789,785.54

Deal Distribution Total					3,221,874.83	2,273,435.79	0.00	0.00	5,495,310.62

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	90276CAA9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	90276CAB7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	90276CAC5	43.26881165	21.60811495	0.11769121	0.00000000	0.00000000	0.00000000	0.00000000	21.72580616	21.66069670
A-3	90276CAD3	348.38782910	10.59989724	0.93629229	0.00000000	0.00000000	0.00000000	0.00000000	11.53618952	337.78793186
A-4	90276CAE1	1,000.00000000	0.00000000	2.90583332	0.00000000	0.00000000	0.00000000	0.00000000	2.90583332	1,000.00000000
A-S	90276CAH4	1,000.00000000	0.00000000	3.11666670	0.00000000	0.00000000	0.00000000	0.00000000	3.11666670	1,000.00000000
B	90276CAJ0	1,000.00000000	0.00000000	3.32750006	0.00000000	0.00000000	0.00000000	0.00000000	3.32750006	1,000.00000000
C	90276CAK7	1,000.00000000	0.00000000	3.57916674	0.00000000	0.00000000	0.00000000	0.00000000	3.57916674	1,000.00000000
D-RR	90276CAM3	1,000.00000000	0.00000000	3.82199187	0.00000000	0.00000000	0.00000000	0.00000000	3.82199187	1,000.00000000
E-RR	90276CAP6	1,000.00000000	0.00000000	3.82199177	0.00000000	0.00000000	0.00000000	0.00000000	3.82199177	1,000.00000000
F-RR	90276CAR2	1,000.00000000	0.00000000	3.82199169	0.00000000	0.00000000	0.00000000	0.00000000	3.82199169	1,000.00000000
G-RR	90276CAT8	1,000.00000000	0.00000000	3.82199169	0.00000000	0.00000000	0.00000000	0.00000000	3.82199169	1,000.00000000
H-RR	90276CAV3	1,000.00000000	0.00000000	3.82199177	0.00000000	0.00000000	0.00000000	0.00000000	3.82199177	1,000.00000000
NR-RR	90276CAX9	690.02051338	0.00000000	2.39930039	0.23795255	14.23095889	0.00000000	0.00000000	2.39930039	690.02051338
Z	90276CAZ4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	90276CBA8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	90276CAF8	533.60663380	0.00000000	0.51484949	0.00000000	0.00000000	0.00000000	0.00000000	0.51484949	528.48504323
X-B	90276CAG6	1,000.00000000	0.00000000	0.57187655	0.00000000	0.00000000	0.00000000	0.00000000	0.57187655	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	5,424.27	0.00	5,424.27	0.00	0.00	0.00	5,424.27	0.00
A-3	07/01/26 - 07/30/26	30	0.00	196,621.38	0.00	196,621.38	0.00	0.00	0.00	196,621.38	0.00
A-4	07/01/26 - 07/30/26	30	0.00	757,039.32	0.00	757,039.32	0.00	0.00	0.00	757,039.32	0.00
X-A	07/01/26 - 07/30/26	30	0.00	323,879.97	0.00	323,879.97	0.00	0.00	0.00	323,879.97	0.00
X-B	07/01/26 - 07/30/26	30	0.00	100,268.26	0.00	100,268.26	0.00	0.00	0.00	100,268.26	0.00
A-S	07/01/26 - 07/30/26	30	0.00	322,101.27	0.00	322,101.27	0.00	0.00	0.00	322,101.27	0.00
B	07/01/26 - 07/30/26	30	0.00	130,827.32	0.00	130,827.32	0.00	0.00	0.00	130,827.32	0.00
C	07/01/26 - 07/30/26	30	0.00	116,920.64	0.00	116,920.64	0.00	0.00	0.00	116,920.64	0.00
D-RR	07/01/26 - 07/30/26	30	0.00	55,472.39	0.00	55,472.39	0.00	0.00	0.00	55,472.39	0.00
E-RR	07/01/26 - 07/30/26	30	0.00	34,348.24	0.00	34,348.24	0.00	0.00	0.00	34,348.24	0.00
F-RR	07/01/26 - 07/30/26	30	0.00	64,400.56	0.00	64,400.56	0.00	0.00	0.00	64,400.56	0.00
G-RR	07/01/26 - 07/30/26	30	0.00	64,400.56	0.00	64,400.56	0.00	0.00	0.00	64,400.56	0.00
H-RR	07/01/26 - 07/30/26	30	0.00	34,348.24	0.00	34,348.24	0.00	0.00	0.00	34,348.24	0.00
NR-RR	07/01/26 - 07/30/26	30	391,491.58	74,066.17	0.00	74,066.17	6,682.80	0.00	0.00	67,383.37	399,670.66
Totals			391,491.58	2,280,118.59	0.00	2,280,118.59	6,682.80	0.00	0.00	2,273,435.79	399,670.66

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	Additional Information
Total Available Distribution Amount (1)	5,495,310.62
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,288,480.54	Master Servicing Fee	3,209.26
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	3,858.04
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	256.86
ARD Interest	0.00	Operating Advisor Fee	749.94
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	287.68
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,288,480.54	Total Fees	8,361.78

Principal		Expenses/Reimbursements
Scheduled Principal	847,141.18	Reimbursement for Interest on Advances	(636.64)
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	7,319.44
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	2,374,733.65	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	3,221,874.83	Total Expenses/Reimbursements	6,682.80

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,273,435.79
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	3,221,874.83
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	5,495,310.62
Total Funds Collected	5,510,355.37	Total Funds Distributed	5,510,355.20

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	596,578,604.27	596,578,604.27	Beginning Certificate Balance	596,578,604.27
(-) Scheduled Principal Collections	847,141.18	847,141.18	(-) Principal Distributions	3,221,874.83
(-) Unscheduled Principal Collections	2,374,733.65	2,374,733.65	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	593,356,729.44	593,356,729.44	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	596,578,604.27	596,578,604.27	Ending Certificate Balance	593,356,729.44
Ending Actual Collateral Balance	593,356,729.44	593,356,729.44

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.59%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	15	165,267,545.28	27.85%	11	4.8459	NAP	Defeased	15	165,267,545.28	27.85%	11	4.8459	NAP
5,000,000 or less	9	33,860,746.71	5.71%	10	5.0496	1.495797	1.40 or less	12	100,212,346.46	16.89%	10	4.8788	1.076715
5,000,001 to 10,000,000	14	103,675,126.87	17.47%	11	4.6522	1.739905	1.41 to 1.50	4	21,864,404.75	3.68%	10	5.1179	1.454806
10,000,001 to 15,000,000	5	56,421,291.33	9.51%	10	4.9131	1.131639	1.51 to 1.60	5	59,887,408.23	10.09%	11	4.6238	1.533627
15,000,001 to 20,000,000	3	53,824,700.04	9.07%	11	4.2692	1.829570	1.61 to 1.70	2	23,998,178.33	4.04%	10	4.4994	1.635038
20,000,001 to 25,000,000	1	21,623,335.48	3.64%	12	4.6000	1.870000	1.71 to 1.80	1	3,703,973.44	0.62%	12	4.8250	1.790000
25,000,001 to 30,000,000	2	55,862,733.73	9.41%	10	3.8328	2.024068	1.81 to 1.90	5	80,687,102.86	13.60%	11	4.2391	1.865404
30,000,001 to 35,000,000	2	66,000,000.00	11.12%	10	3.5371	2.379394	1.91 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
35,000,001 to 40,000,000	1	36,821,250.00	6.21%	10	3.6575	4.350000	2.01 to 2.25	1	5,121,466.65	0.86%	11	4.9600	2.180000
40,000,001 to 45,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.26 to 2.50	3	51,583,376.81	8.69%	10	3.4951	2.447851
45,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.51 or greater	4	81,030,926.63	13.66%	10	3.5874	3.686338
Totals	52	593,356,729.44	100.00%	11	4.4541	1.935607	Totals	52	593,356,729.44	100.00%	11	4.4541	1.935607
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 28

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	29	165,267,545.28	27.85%	11	4.8459	NAP	Wisconsin	4	5,337,907.60	0.90%	11	4.9408	2.136614
Alabama	1	927,876.12	0.16%	12	5.1717	1.260000	Wyoming	1	251,178.40	0.04%	10	4.4860	1.110000
Arizona	4	11,226,619.48	1.89%	11	4.7169	1.852487	Totals	154	593,356,729.44	100.00%	11	4.4541	1.935607
Arkansas	2	3,770,005.36	0.64%	12	4.8613	1.168643
									Property Type³
California	16	104,773,389.25	17.66%	11	4.1215	2.770535
Connecticut	1	227,129.40	0.04%	10	4.4860	1.110000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Florida	6	37,512,065.37	6.32%	11	5.0556	1.244762		Properties	Balance	Agg. Bal.			DSCR¹
Georgia	3	2,777,655.63	0.47%	12	5.1717	1.260000	Defeased	29	165,267,545.28	27.85%	11	4.8459	NAP
Illinois	5	14,584,137.88	2.46%	10	4.4148	1.606498	Industrial	6	43,907,227.67	7.40%	11	4.3452	1.575207
Indiana	5	1,662,052.85	0.28%	10	4.4860	1.110000	Lodging	70	54,222,322.85	9.14%	10	4.8827	1.088283
Kentucky	2	7,323,701.14	1.23%	11	4.8281	1.457725	Mixed Use	6	96,450,229.70	16.26%	11	4.0106	2.108444
Maryland	1	251,178.40	0.04%	10	4.4860	1.110000	Mobile Home Park	5	23,538,451.46	3.97%	11	4.7035	1.810774
Michigan	6	27,127,420.34	4.57%	10	4.7640	1.046547	Multi-Family	4	30,163,145.96	5.08%	11	4.8625	1.171870
Minnesota	2	503,927.66	0.08%	10	4.4860	1.110000	Office	3	66,481,241.09	11.20%	10	3.5485	2.371580
New Jersey	1	432,881.94	0.07%	10	4.4860	1.110000	Retail	30	111,295,638.85	18.76%	10	4.4590	2.610265
New York	4	116,000,000.00	19.55%	10	3.4909	2.409828	Self Storage	1	2,030,926.63	0.34%	11	4.9600	3.150000
North Carolina	3	2,338,604.94	0.39%	12	5.0644	1.236519	Totals	154	593,356,729.44	100.00%	11	4.4541	1.935607
Ohio	6	13,468,945.17	2.27%	11	4.9228	1.601951
Oklahoma	3	5,262,207.76	0.89%	7	5.8207	1.447421
Oregon	1	539,766.36	0.09%	10	4.4860	1.110000
Pennsylvania	4	22,400,919.67	3.78%	12	4.5960	1.843619
South Carolina	7	6,976,178.84	1.18%	12	5.0708	1.310315
Texas	33	40,315,827.78	6.79%	10	4.8592	1.355430
Virginia	2	823,010.08	0.14%	10	4.4860	1.110000
Washington	2	1,274,596.79	0.21%	10	4.4860	1.110000

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	15	165,267,545.28	27.85%	11	4.8459	NAP	Defeased	15	165,267,545.28	27.85%	11	4.8459	NAP
	4.500% or less	12	236,961,774.05	39.94%	10	3.8056	2.474942	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	17	132,093,694.95	22.26%	11	4.7677	1.542893	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.500%	6	52,518,179.86	8.85%	11	5.1882	1.195480	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.501% or greater	2	6,515,535.30	1.10%	8	5.8225	1.691144	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	52	593,356,729.44	100.00%	11	4.4541	1.935607	49 months or greater	37	428,089,184.16	72.15%	10	4.3028	2.018449
								Totals	52	593,356,729.44	100.00%	11	4.4541	1.935607
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	15	165,267,545.28	27.85%	11	4.8459	NAP	Defeased	15	165,267,545.28	27.85%	11	4.8459	NAP
	60 months or less	37	428,089,184.16	72.15%	10	4.3028	2.018449	Interest Only	9	184,589,770.05	31.11%	10	3.6587	2.716698
61 months to 115 months		0	0.00	0.00%	0	0.0000	0.000000	299 months or less	28	243,499,414.11	41.04%	11	4.7911	1.489127
	116 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	52	593,356,729.44	100.00%	11	4.4541	1.935607	351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	52	593,356,729.44	100.00%	11	4.4541	1.935607
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	15	165,267,545.28	27.85%	11	4.8459	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	33	370,499,414.11	62.44%	11	4.3729	2.000898
	13 months to 24 months	4	57,589,770.05	9.71%	10	3.8522	2.131362
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	52	593,356,729.44	100.00%	11	4.4541	1.935607
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A2C22A	30312902	MU	New York	NY	Actual/360	3.430%	59,072.22	0.00	0.00	N/A	06/09/27	--	20,000,000.00	20,000,000.00	08/09/26
1A2C3	30312863	MU	New York	NY	Actual/360	3.430%	88,608.33	0.00	0.00	N/A	06/09/27	--	30,000,000.00	30,000,000.00	08/09/26
3	30312864	MF	Various	FL	Actual/360	4.950%	192,526.73	74,358.27	0.00	N/A	07/01/27	--	45,167,561.28	45,093,203.01	08/01/26
4A33	30312869	RT	Torrance	CA	Actual/360	3.658%	115,969.04	0.00	0.00	N/A	06/01/27	--	36,821,250.00	36,821,250.00	08/01/26
4B33	30312868	RT	Torrance	CA	Actual/360	3.658%	25,759.09	0.00	0.00	N/A	06/01/27	--	8,178,750.00	8,178,750.00	08/01/26
5A11	30312654	LO	Various	Various	Actual/360	4.486%	40,119.77	949,893.46	0.00	N/A	06/01/27	--	10,385,801.48	9,435,908.02	08/01/26
5A12	30312655	LO	Various	Various	Actual/360	4.486%	40,119.77	949,893.46	0.00	N/A	06/01/27	--	10,385,801.48	9,435,908.02	08/01/26
5A13B	30298849	LO	Various	Various	Actual/360	4.486%	20,059.89	474,946.73	0.00	N/A	06/01/27	--	5,192,900.74	4,717,954.01	08/01/26
6	30312870	OF	New York	NY	Actual/360	3.413%	99,911.30	0.00	0.00	N/A	06/05/27	--	34,000,000.00	34,000,000.00	07/05/26
8	30312871	IN	Milpitas	CA	Actual/360	4.300%	96,061.55	80,369.93	0.00	N/A	07/06/27	--	25,943,103.66	25,862,733.73	08/06/26
9	30312872	OF	New York	NY	Actual/360	3.669%	101,112.36	0.00	0.00	N/A	06/01/27	--	32,000,000.00	32,000,000.00	08/01/26
12	30312877	MU	Philadelphia	PA	Actual/360	4.600%	85,825.21	43,617.49	0.00	N/A	08/01/27	--	21,666,952.97	21,623,335.48	08/01/26
13	30312878	LO	San Luis Obispo	CA	Actual/360	4.810%	91,161.27	39,736.01	0.00	N/A	08/01/27	--	22,009,293.02	21,969,557.01	08/01/26
15	30312879	IN	Various	Various	Actual/360	4.410%	68,663.03	36,620.84	0.00	N/A	06/01/27	--	18,081,114.78	18,044,493.94	08/01/26
16	30312880	RT	Various	Various	Actual/360	5.172%	70,415.51	31,394.19	0.00	N/A	08/06/27	--	15,811,600.29	15,780,206.10	08/06/26
17	30298739	MH	Bakersfield	CA	Actual/360	4.660%	53,662.31	28,932.62	0.00	N/A	07/06/27	--	13,373,719.40	13,344,786.78	08/06/26
19	30298767	OF	Amherst	NY	Actual/360	4.726%	52,701.81	23,715.82	0.00	N/A	08/06/27	--	12,950,084.63	12,926,368.81	08/06/26
20	30312882	RT	Monticello	NY	Actual/360	4.950%	53,376.91	22,952.20	0.00	N/A	02/01/27	--	12,522,442.36	12,499,490.16	08/01/26
21	30312883	RT	Lansing	MI	Actual/360	4.710%	49,874.94	21,260.81	0.00	N/A	06/06/27	--	12,297,089.04	12,275,828.23	08/06/26
22	30298714	MF	Greensboro	NC	Actual/360	4.430%	42,839.16	25,003.01	0.00	N/A	08/05/27	--	11,229,954.34	11,204,951.33	08/05/26
23	30312884	LO	St. Augustine	FL	Actual/360	4.530%	42,777.17	24,194.35	0.00	N/A	07/06/27	--	10,966,161.39	10,941,967.04	08/06/26
24	30298684	LO	Maitland	FL	Actual/360	5.353%	47,213.90	31,480.28	0.00	N/A	07/06/27	--	10,242,675.53	10,211,195.25	08/06/26
25	30298725	IN	Geddes	NY	Actual/360	4.900%	42,596.39	32,644.83	0.00	N/A	07/06/27	--	10,095,261.09	10,062,616.26	08/06/26
26	30298637	MF	Detroit	MI	Actual/360	4.850%	43,012.46	21,788.10	0.00	N/A	06/06/27	--	10,298,960.10	10,277,172.00	08/06/26
27	30312885	Various Various		TX	Actual/360	5.110%	45,463.99	19,763.74	0.00	N/A	03/01/27	--	10,332,072.81	10,312,309.07	08/01/26
29	30312886	MF	Pasadena	TX	Actual/360	4.700%	39,509.21	18,059.59	0.00	N/A	07/06/27	--	9,762,055.22	9,743,995.63	08/06/26
30	30312887	MU	Kettering	OH	Actual/360	4.940%	40,395.70	16,865.76	0.00	N/A	07/06/27	--	9,496,180.78	9,479,315.02	08/06/26
31	30298663	RT	Pensacola	FL	Actual/360	4.891%	37,214.08	18,451.61	0.00	N/A	07/06/27	--	8,836,795.65	8,818,344.04	08/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
32	30298800	MU	Carlsbad	CA	Actual/360	4.211%	30,744.55	13,814.46	0.00	N/A	08/06/27	--	8,478,590.79	8,464,776.33	08/06/26
34	30298628	MU	Louisville	KY	Actual/360	4.850%	28,801.28	13,414.07	0.00	N/A	07/05/27	--	6,896,216.94	6,882,802.87	08/05/26
35	30312888	IN	Beaverton	OR	Actual/360	4.160%	27,762.22	0.00	0.00	N/A	06/01/27	--	7,750,000.00	7,750,000.00	08/01/26
36	30298784	LO	Jacksonville Beach	FL	Actual/360	4.770%	24,535.69	19,452.86	0.00	N/A	08/06/27	--	5,973,137.25	5,953,684.39	08/06/26
37	30298789	MF	Sherman	TX	Actual/360	5.000%	27,317.37	12,944.25	0.00	N/A	08/06/27	--	6,344,679.17	6,331,734.92	08/06/26
38	30298758	LO	Atlanta	GA	Actual/360	5.639%	27,985.08	17,140.09	0.00	N/A	07/06/27	--	5,763,219.93	5,746,079.84	08/06/26
39	30298737	RT	Grand Prairie	TX	Actual/360	5.005%	25,838.98	12,297.05	0.00	N/A	07/06/27	--	5,995,316.86	5,983,019.81	08/06/26
40	30312889	LO	Saint Augustine	FL	Actual/360	4.918%	24,821.20	10,712.01	0.00	N/A	08/01/27	--	5,861,465.80	5,850,753.79	08/01/26
42	30312891	MF	Baytown	TX	Actual/360	4.850%	20,479.84	15,944.83	0.00	N/A	07/06/27	--	4,903,718.89	4,887,774.06	08/06/26
43	30312892	MH	Various	Various	Actual/360	5.080%	24,441.97	9,686.48	0.00	N/A	07/06/27	--	5,587,444.57	5,577,758.09	08/06/26
44	30312893	MF	Orlando	FL	Actual/360	5.200%	23,574.05	10,470.82	0.00	N/A	07/06/27	--	5,264,675.09	5,254,204.27	08/06/26
45	30298738	MH	Yuma	AZ	Actual/360	4.560%	19,959.36	11,165.20	0.00	N/A	07/06/27	--	5,083,363.23	5,072,198.03	08/06/26
47	30298785	RT	El Centro	CA	Actual/360	5.272%	22,640.68	9,743.72	0.00	N/A	08/06/27	--	4,986,989.08	4,977,245.36	08/06/26
48	30312895	MH	Various	WI	Actual/360	4.960%	21,913.14	9,080.88	0.00	N/A	07/06/27	--	5,130,547.53	5,121,466.65	08/06/26
49	30312896	LO	Tulsa	OK	Actual/360	5.910%	25,146.36	8,995.79	0.00	N/A	03/06/27	--	4,941,154.28	4,932,158.49	08/06/26
50	30312897	MF	Montgomery	AL	Actual/360	4.950%	20,733.25	8,624.10	0.00	N/A	07/06/27	--	4,864,105.11	4,855,481.01	08/06/26
51	30312898	LO	Fayetteville	AR	Actual/360	4.870%	15,502.39	11,907.06	0.00	N/A	08/01/27	--	3,696,667.89	3,684,760.83	08/01/26
53	30312899	SS	Huffman	TX	Actual/360	4.690%	15,344.86	7,086.14	0.00	N/A	06/06/27	--	3,799,538.75	3,792,452.61	08/06/26
54	30298721	RT	Phoenix	AZ	Actual/360	4.825%	15,417.26	6,682.20	0.00	N/A	08/05/27	--	3,710,655.64	3,703,973.44	08/05/26
55	30298589	OF	Eatontown	NJ	Actual/360	5.250%	15,343.56	6,744.59	0.00	N/A	06/06/27	--	3,393,966.80	3,387,222.21	08/06/26
56	30298651	RT	Canton	MI	Actual/360	4.800%	13,845.50	7,141.11	0.00	N/A	06/06/27	--	3,349,718.19	3,342,577.08	08/06/26
57	30312900	LO	Brunswick	GA	Actual/360	5.200%	14,037.58	6,279.52	0.00	N/A	06/06/27	--	3,134,942.50	3,128,662.98	08/06/26
58	30312901	SS	Nogales	AZ	Actual/360	4.960%	8,689.69	3,601.04	0.00	N/A	07/06/27	--	2,034,527.67	2,030,926.63	08/06/26
59	30298591	RT	Columbus	OH	Actual/360	5.550%	7,581.58	3,003.46	0.00	N/A	06/06/27	--	1,586,380.27	1,583,376.81	08/06/26
Totals							2,288,480.54	3,221,874.83	0.00				596,578,604.27	593,356,729.44
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A2C22A	196,185,836.00	49,788,189.87	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
1A2C3	196,185,836.00	49,788,189.87	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4A33	60,987,298.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4B33	60,987,298.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A11	36,552,606.00	0.00	--	--	08/06/26	0.00	0.00	0.00	0.00	0.00	0.00
5A12	36,552,606.00	0.00	--	--	08/06/26	0.00	0.00	0.00	0.00	0.00	0.00
5A13B	36,552,606.00	0.00	--	--	08/06/26	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	--	--	--	0.00	0.00	99,764.92	99,764.92	0.00	0.00
8	3,443,347.63	3,296,016.23	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9	76,991,425.41	20,127,459.69	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,663,718.96	777,074.22	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	2,256,533.49	573,168.69	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,603,613.71	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,757,761.24	451,616.94	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
21	1,597,299.60	1,394,445.20	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	885,581.69	0.00	--	--	--	0.00	0.00	0.00	0.00	6,708.76	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	444,902.31	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	2,702,210.85	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,115,250.78	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,146,346.80	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,015,171.50	1,141,610.02	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
32	1,034,522.00	1,035,508.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
34	906,929.39	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	813,884.59	250,566.87	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	1,148,666.25	209,604.94	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
40	665,683.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	539,604.15	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	895,174.52	780,000.48	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
45	625,490.17	136,061.27	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
47	764,437.13	609,546.52	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
48	815,054.26	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	701,418.52	720,083.91	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
51	396,029.32	450,225.06	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
53	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
54	497,582.36	490,020.74	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
55	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
56	364,604.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
58	473,591.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
59	319,645.21	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	732,589,567.36	132,019,388.52				0.00	0.00	99,764.92	99,764.92	6,708.76	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
5A11	30312654	949,893.46	Partial Liquidation (Curtailment)	0.00	0.00
5A12	30312655	949,893.46	Partial Liquidation (Curtailment)	0.00	0.00
5A13B	30298849	474,946.73	Partial Liquidation (Curtailment)	0.00	0.00
Totals		2,374,733.65		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3	2,374,733.65	0	0.00	4.454078%	4.437792%	11
07/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3	314,154.82	1	7,241,637.79	4.454719%	4.438442%	12
06/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3	1,625,494.10	0	0.00	4.453662%	4.437392%	12
05/15/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3	27,904,152.62	3	1,634,080.78	0	0.00	4.454246%	4.437982%	13
04/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3	1,547,019.55	0	0.00	4.454857%	4.438598%	14
03/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3	1,280,950.65	0	0.00	4.455423%	4.439169%	15
02/18/26	1	34,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3	1,796,395.03	1	6,194,848.94	4.456072%	4.439822%	16
01/16/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3	628,415.55	0	0.00	4.458431%	4.442203%	17
12/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4	10,986,718.80	0	0.00	4.458929%	4.443085%	18
11/18/25	0	0.00	1	34,000,000.00	0	0.00	1	0.00	0	0.00	0	0.00	3	732,658.47	1	5,211,983.95	4.460610%	4.444392%	19
10/20/25	1	34,000,000.00	0	0.00	0	0.00	1	5,221,359.17	0	0.00	0	0.00	4	5,970,232.12	0	0.00	4.468992%	4.453412%	20
09/17/25	0	0.00	0	0.00	0	0.00	1	5,231,478.89	0	0.00	0	0.00	0	0.00	0	0.00	4.469899%	4.453697%	21
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
6	30312870	07/05/26	0	B	99,764.92	99,764.92	0.00	34,000,000.00	06/06/25	2
Totals					99,764.92	99,764.92	0.00	34,000,000.00

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		12,499,490	12,499,490		0	0
7 - 12 Months		580,857,239	580,857,239		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	593,356,729	593,356,729	0	0	0	0
Jul-26	596,578,604	596,578,604	0	0	0	0
Jun-26	605,031,922	605,031,922	0	0	0	0
May-26	607,514,605	607,514,605	0	0	0	0
Apr-26	610,057,325	610,057,325	0	0	0	0
Mar-26	612,454,240	612,454,240	0	0	0	0
Feb-26	614,747,293	580,747,293	34,000,000	0	0	0
Jan-26	632,872,865	632,872,865	0	0	0	0
Dec-25	634,443,932	634,443,932	0	0	0	0
Nov-25	646,386,475	612,386,475	0	34,000,000	0	0
Oct-25	653,233,492	614,012,133	34,000,000	0	0	5,221,359
Sep-25	660,146,477	654,914,999	0	0	0	5,231,479
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
5A11	30312654	9,435,908.02	9,435,908.02		--	29,252,658.60	1.11000	06/30/25	06/01/27	I/O
5A12	30312655	9,435,908.02	9,435,908.02		--	29,252,658.60	1.11000	06/30/25	06/01/27	I/O
5A13B	30298849	4,717,954.01	4,717,954.01		--	29,252,658.60	1.11000	06/30/25	06/01/27	I/O
6	30312870	34,000,000.00	34,000,000.00	335,000,000.00	04/01/26	16,654,353.14	2.84000	12/31/24	06/05/27	I/O
Totals		57,589,770.05	57,589,770.05	335,000,000.00		104,412,328.94

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Specially Serviced Loan Detail - Part 2
Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
5A11	30312654	LO	Various	02/19/25	11

8/11/2026 - Loan transferred to Special Servicing effective 2/24/25 due to imminent default. Hello Letter was noticed and PNA has been executed. Collateral consisted of a 65 mixed service hotels, totaling 6,366 keys. Loan is paid through

8/1/2026. A Modification Agreement was signed on 9/25/2025 which provides for the expedited sale of underperforming assets along with modifications to certain release provisions, cash-management terms and other terms to improve funding towards operations at remaining portfolio. As of 7/31/2026, thirty-five (35) collateral assets have been released for a cumulative paydown of approximately $215MM. Updated appraisals are in process.

5A12	30312655	LO	Various	02/19/25	11
8/11/2026 - Please refer to commentary on loan #30312654

5A13B	30298849	LO	Various	02/19/25	11
8/11/2026 - Please refer to commentary on loan #30312654

6	30312870	OF	NY	06/06/25	2
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3	30312864	0.00	4.95000%	0.00	4.95000%	10	11/10/20	11/12/20	11/30/20
3	30312864	0.00	4.95000%	0.00	4.95000%	10	11/30/20	11/12/20	11/10/20
5A11	30312654	15,000,000.00	4.48600%	15,000,000.00	4.48600%	8	08/31/20	09/01/20	09/08/20
5A11	30312654	0.00	4.48600%	0.00	4.48600%	8	09/08/20	09/01/20	08/31/20
5A11	30312654	0.00	4.48600%	0.00	4.48600%	8	09/25/25	09/25/25	10/06/25
5A12	30312655	15,000,000.00	4.48600%	15,000,000.00	4.48600%	8	08/31/20	09/01/20	09/08/20
5A12	30312655	0.00	4.48600%	0.00	4.48600%	8	09/08/20	09/01/20	08/31/20
5A12	30312655	0.00	4.48600%	0.00	4.48600%	8	09/25/25	09/25/25	10/06/25
5A13B	30298849	7,500,000.00	4.48600%	7,500,000.00	4.48600%	8	08/31/20	09/01/20	09/08/20
5A13B	30298849	0.00	4.48600%	0.00	4.48600%	8	09/08/20	09/01/20	08/31/20
5A13B	30298849	0.00	4.48600%	0.00	4.48600%	8	09/25/25	09/25/25	10/06/25
7	30298718	32,400,000.00	4.53000%	32,400,000.00	4.53000%	8	06/02/20	06/05/20	06/08/20
7	30298718	0.00	4.53000%	0.00	4.53000%	8	06/08/20	06/05/20	06/02/20
12	30312877	0.00	4.60000%	0.00	4.60000%	8	07/20/20	06/01/20	07/29/20
12	30312877	0.00	4.60000%	0.00	4.60000%	8	07/29/20	06/01/20	07/20/20
13	30312878	0.00	4.81000%	0.00	4.81000%	8	08/28/20	07/31/20	09/29/20
13	30312878	0.00	4.81000%	0.00	4.81000%	8	09/29/20	07/31/20	08/28/20
13	30312878	0.00	4.81000%	0.00	4.81000%	8	04/11/24	04/11/24	04/22/24
21	30312883	0.00	4.71000%	0.00	4.71000%	8	07/15/20	06/08/20	07/22/20
21	30312883	0.00	4.71000%	0.00	4.71000%	8	07/22/20	06/08/20	07/15/20
24	30298684	12,296,165.61	5.35300%	12,296,165.61	5.35300%	10	04/27/20	05/06/20	05/01/20
24	30298684	0.00	5.35300%	0.00	5.35300%	8	05/01/20	05/06/20	04/27/20
33	30297710	8,395,670.95	4.32000%	8,395,670.95	4.32000%	10	05/04/20	05/05/20	05/11/20
33	30297710	0.00	4.32000%	0.00	4.32000%	8	05/11/20	05/05/20	05/04/20
39	30298737	6,804,998.86	5.00500%	6,804,998.86	5.00500%	8	06/01/20	05/06/20	06/05/20
39	30298737	0.00	5.00500%	0.00	5.00500%	8	06/05/20	05/06/20	06/01/20
46	30312894	0.00	5.45000%	0.00	5.45000%	8	06/05/20	04/06/20	06/11/20
46	30312894	0.00	5.45000%	0.00	5.45000%	8	06/11/20	04/06/20	06/05/20
47	30298785	0.00	5.27220%	0.00	5.27220%	8	10/02/20	06/05/20	10/15/20
47	30298785	0.00	5.27220%	0.00	5.27220%	8	10/15/20	06/05/20	10/02/20
Totals		59,896,835.42		59,896,835.42
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

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Note: Please refer to Servicer Reports for modification comments.
© 2021 Computershare. All rights reserved. Confidential.	Page 24 of 28

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
7	30298718 02/18/26	15,486,975.49	0.00	6,743,585.29	531,545.20	6,726,394.14	6,194,848.94	9,292,126.55	0.00	586,768.66	8,705,357.89	206.71%
41	30298611 11/18/22	6,027,907.05	7,000,000.00	6,435,374.48	1,237,871.31	6,435,374.48	5,197,503.17	830,403.88	0.00	830,114.13	289.75	0.04%
46	30312894 11/18/25	5,221,359.17	8,800,000.00	33,397.71	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		26,736,241.71	15,800,000.00	13,212,357.48	1,769,416.51	13,161,768.62	11,392,352.11	10,122,530.43	0.00	1,416,882.79	8,705,647.64

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
7	30298718	06/17/26	0.00	0.00	8,705,357.89	0.00	0.00	(586,768.66)	0.00	0.00	8,705,357.89
		02/18/26	0.00	0.00	9,292,126.55	0.00	0.00	9,292,126.55	0.00	0.00
41	30298611	06/17/24	0.00	0.00	289.75	0.00	0.00	289.75	0.00	0.00	289.75
		10/17/23	0.00	0.00	0.00	0.00	0.00	(830,403.88)	0.00	0.00
		11/18/22	0.00	0.00	830,403.88	0.00	0.00	830,403.88	0.00	0.00
46	30312894	11/25/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	8,705,647.64	0.00	0.00	8,705,647.64	0.00	0.00	8,705,647.64

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
6	0.00	0.00	7,319.44	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(615.83)	0.00	0.00	0.00
24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(20.81)	0.00	0.00	0.00
Total	0.00	0.00	7,319.44	0.00	0.00	0.00	0.00	0.00	(636.64)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		6,682.80

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Supplemental Notes
None

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